Cost of Revenue - Summary of Reconciles Amounts Excluded from the Cost of Revenue (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Depreciation And Amortization Expense [Line Items]
Amortization of intangible assets	$ 1,516	$ 1,514
Total depreciation and amortization excluded from cost of revenue	12,455	18,717
Other depreciation and amortization included in operating expenses	333	66
Total depreciation and amortization	12,788	18,783
BTM Kiosks Member]
Depreciation And Amortization Expense [Line Items]
Depreciation of owned BTM kiosks	2,447	3,474
Depreciation of leased BTM kiosks	$ 8,492	$ 13,729